Submission	Apr. 04, 2025
Submission [Line Items]
Central Index Key	0000860546
Registrant Name	COPT DEFENSE PROPERTIES
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES